Dividends	12 Months Ended
Dec. 31, 2024
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 28 March 2025 in respect of the fourth quarter 2024 is 8.000 cents per ordinary share ($0.48 per
American Depositary Share (ADS)). The corresponding amount in sterling will be announced on 17 March 2025.

	Pence per share			Cents per share					$ million
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	5.6922	5.5507	4.1595	7.270	6.610	5.460	1,218	1,183	1,068
June	5.6825	5.3089	4.3556	7.270	6.610	5.460	1,204	1,152	1,061
September	6.0498	5.7320	5.1684	8.000	7.270	6.006	1,297	1,249	1,140
December	6.2959	5.7367	4.9402	8.000	7.270	6.006	1,283	1,224	1,088
	23.7204	22.3283	18.6237	30.540	27.760	22.932	5,003	4,809	4,358
Dividend announced, paid in March 2025				8.000			1,265
The amount of unclaimed dividends recognized as a liability in other payables at 31 December 2024 is $106 million (2023 $91 million).
The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter
2024 dividend expected to be paid on 28 March 2025.
The financial statements for the year ended 31 December 2024 do not reflect the dividend announced on 11 February 2025 and which is expected to be paid on 28 March 2025; this will be treated as an appropriation of profit in the year ending 31 December 2025.